Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2020

VNR-QTLY-0520
1.814635.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Energy Equipment & Services - 7.9%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd.	340,000	$132,634
Odfjell Drilling Ltd. (a)	356,750	260,545
Patterson-UTI Energy, Inc.	74,700	175,545
Shelf Drilling Ltd. (a)(b)	283,633	138,445
Valaris PLC Class A (c)	21,100	9,497
		716,666
Oil & Gas Equipment & Services - 7.2%
Baker Hughes Co. Class A	329,700	3,461,850
Cactus, Inc.	30,100	349,160
Forum Energy Technologies, Inc. (a)	104,600	18,546
Nextier Oilfield Solutions, Inc. (a)	149,900	175,383
Oceaneering International, Inc. (a)	73,300	215,502
ProPetro Holding Corp. (a)	141,200	353,000
RigNet, Inc. (a)	116,837	210,307
Schlumberger Ltd.	87,209	1,176,449
TechnipFMC PLC	136,600	920,684
		6,880,881

TOTAL ENERGY EQUIPMENT & SERVICES		7,597,547

Independent Power and Renewable Electricity Producers - 3.1%
Independent Power Producers & Energy Traders - 3.1%
Vistra Energy Corp.	186,200	2,971,752
Oil, Gas & Consumable Fuels - 88.0%
Integrated Oil & Gas - 46.2%
BP PLC sponsored ADR	299,400	7,302,366
Chevron Corp.	257,231	18,638,958
Exxon Mobil Corp.	386,148	14,662,040
Occidental Petroleum Corp.	134,000	1,551,720
Suncor Energy, Inc.	72,200	1,152,286
Total SA sponsored ADR	28,400	1,057,616
		44,364,986
Oil & Gas Exploration & Production - 20.3%
Callon Petroleum Co. (a)	148,900	81,582
Canadian Natural Resources Ltd.	60,000	820,721
Cimarex Energy Co.	27,900	469,557
ConocoPhillips Co.	131,600	4,053,280
Devon Energy Corp. (c)	169,800	1,173,318
Diamondback Energy, Inc.	15,799	413,934
EOG Resources, Inc.	102,742	3,690,493
Hess Corp.	16,500	549,450
Kosmos Energy Ltd.	200,400	179,478
Magnolia Oil & Gas Corp. Class A (a)	97,200	388,800
National Energy Services Reunited Corp. (a)	139,200	707,136
Noble Energy, Inc.	242,500	1,464,700
Northern Oil & Gas, Inc. (a)(c)	627,200	415,896
Ovintiv, Inc. (c)	51,163	140,332
Parsley Energy, Inc. Class A (c)	69,630	398,980
PDC Energy, Inc. (a)	94,634	587,677
Pioneer Natural Resources Co.	53,065	3,722,510
Viper Energy Partners LP	42,400	281,112
		19,538,956
Oil & Gas Refining & Marketing - 10.7%
HollyFrontier Corp.	3,300	80,883
Marathon Petroleum Corp.	122,636	2,896,662
Phillips 66 Co.	55,462	2,975,536
Valero Energy Corp.	92,000	4,173,120
World Fuel Services Corp.	4,900	123,382
		10,249,583
Oil & Gas Storage & Transport - 10.8%
Cheniere Energy, Inc. (a)	137,200	4,596,200
Enterprise Products Partners LP	104,200	1,490,060
Golar LNG Ltd. (c)	70,100	552,388
Noble Midstream Partners LP	94,669	331,342
Teekay LNG Partners LP	64,900	635,371
The Williams Companies, Inc.	193,800	2,742,270
		10,347,631

TOTAL OIL, GAS & CONSUMABLE FUELS		84,501,156

TOTAL COMMON STOCKS
(Cost $174,730,362)		95,070,455

Money Market Funds - 1.2%
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)
(Cost $1,136,784)	1,136,660	1,136,888
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $175,867,146)		96,207,343
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(233,932)
NET ASSETS - 100%		$95,973,411

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,445 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,526
Fidelity Securities Lending Cash Central Fund	1,360
Total	$4,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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